Post-Employment Benefits - Expected Benefit Payments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	€ 46
Total expected benefit payments	46
2021
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	12	€ 8
Total expected benefit payments	12	8
Between one and five years
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	69	38
Total expected benefit payments	69	38
2026-2030
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	229	152
Total expected benefit payments	€ 229	€ 152